Fair Value of Financial Instruments (Details) - EBP 401(k) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
NAV unfunded commitment	$ 0
Investments, at fair value	$ 9,932,086,739	$ 8,878,494,362
Minimum
EBP, Investment, Fair Value and NAV [Line Items]
NAV redemption notice period	30 days
Maximum
EBP, Investment, Fair Value and NAV [Line Items]
NAV redemption notice period	1 year
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 1,935,598,497	2,283,022,513
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	7,996,488,242	6,595,471,849
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	196,508,454	217,160,936
Truist common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	535,911,991	507,886,676
Truist common stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	535,911,991	507,886,676
Truist common stock | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	854,330,248	1,342,723,392
Mutual funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	854,330,248	1,342,723,392
Mutual funds | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Brokeragelink
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	551,932,990	444,727,668
Brokeragelink | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	540,299,074	432,412,445
Brokeragelink | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	11,633,916	12,315,223
Collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	7,597,284,682	6,583,156,626
Collective trusts | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Collective trusts | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	7,597,284,682	$ 6,583,156,626
Interest bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	5,094,286
Interest bearing cash | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	5,094,286
Interest bearing cash | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0
Other liabilities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	37,102
Other liabilities | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	37,102
Other liabilities | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0
U.S. government securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	68,696,410
U.S. government securities | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0
U.S. government securities | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	68,696,410
Government-related
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	14,320,202
Government-related | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0
Government-related | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	14,320,202
Securitized
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	201,741,452
Securitized | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0
Securitized | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	201,741,452
Corporate debt
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	102,811,580
Corporate debt | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0
Corporate debt | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 102,811,580